FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis
The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31, 2019	June 30, 2020
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Marketable securities	-	10,627
Foreign currency exchange derivative instrument	81	415
Total Financial Assets	$81	$11,042

Liabilities:
Foreign currency exchange derivative instruments	7	9
Total Financial Liabilities	$7	$9